Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of future payments for employment agreements
Amount
Years ending December 31:
2021	$510,463
2022	358,951
2023	285,000
2024	1,538
Total minimum payment required	$1,155,952

Schedule of capital expenditure commitments
		Payments Due by Period
			Less than	1-3	4-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$1,039,515	$373,159	$666,356	$-	$-
Operating lease commitments	(b)	342,151	285,304	56,847	-	-
		$1,381,666	$658,463	$723,203	$-	$-